Share Based Compensation - Summary of Option Activity (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Number of share options
Number of share options, Beginning balance	2,971,300	4,476,373	11,442,858
Number of share options, Expired	0	(890,000)	(6,875,185)
Number of share options, Forfeited or cancelled (post-vesting)	(10,000)	(615,073)	(91,300)
Number of share options, Ending balance	2,961,300	2,971,300	4,476,373	11,442,858
Number of share options, Vested and expected to vest	2,961,300
Number of share options, Exercisable	2,961,300
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 0.29	$ 0.23	$ 0.11
Weighted Average Exercise Price, Expired	0	0.15	0.03
Weighted Average Exercise Price, Forfeited or cancelled (post-vesting)	0.3	0.06	0.29
Weighted Average Exercise Price, Ending balance	0.3	$ 0.29	$ 0.23	$ 0.11
Weighted Average Exercise Price, Vested and expected to vest	$ 0.3
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life	1 month 2 days	1 year 1 month 2 days	1 year 7 months 2 days	1 year 2 months 15 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	1 month 2 days
Weighted Average Remaining Contractual Life, Exercisable	1 month 2 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 0	$ 0	$ 0	$ 0
Aggregate Intrinsic Value, Vested and expected to vest	0
Aggregate Intrinsic Value, Exercisable	$ 0